BUSINESS ACQUISITION	12 Months Ended
Sep. 30, 2017
BUSINESS ACQUISITION
3.	BUSINESS ACQUISITION

Acquisition of Xiamen NetinNet Software Co., Ltd. and its subsidiaries (“NetinNet”)

In an effort to complement the Group’s suite of learning solutions for its growing college cooperation program, and enable it to offer comprehensive simulation-based learning opportunities to college students to master critical accounting skills, on May 3, 2016, the Group acquired an 80% equity interest in NetinNet for a total consideration of RMB212 million (US$32,666) in cash, which was paid in full as of September 30, 2016.

This transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The acquired assets and liabilities were recorded at their fair values at the date of acquisition, resulting in a goodwill balance of US$22,921. The management performed a purchase price allocation with the assistance from an independent appraiser, as of the date of acquisition:

	US$	Amortization period
Cash	2,783
Other current assets	2,236
Property, plant and equipment	1,516	40 years
Intangible assets
Trademark	1,649	10 years
Copyright	9,507	6-7 years
Software	178	10 years
Others	524	7 years
Goodwill	22,921
Other current liabilities	(197)
Deferred tax liabilities	(1,918)
Noncontrolling interest	(6,533)

Total	32,666

The fair value of noncontrolling interest was derived by using discounted cash flow valuation methodologies. Inputs used in the methodologies primarily included projected future cash flows, discounted at a rate commensurate with the risk involved. Goodwill, which is not tax deductible, is primarily attributable to the synergies expected to be achieved from the acquisition.

The following summary of unaudited pro forma result of operations for the year ended September 30, 2016 was presented with the assumption that the acquisition during the year ended September 30, 2016 occurred as of October 1, 2015. These pro forma results do not purport to be indicative of the results of operations which would have resulted had the significant acquisitions occurred as of October 1, 2015, nor are they indicative of future operating results.

	Years ended September 30,
	2015	2016
	US$	US$
Pro forma net revenue	10,410	9,618
Pro forma net income attributable to China Distance Education Ltd.	2,546	2,263
Pro forma net income per ordinary share-basic	0.19	0.21
Pro forma net income per ordinary share- diluted	0.19	0.21